Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) segment shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 30, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Mar. 11, 2021 $ / shares	Aug. 25, 2020 $ / shares
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares	47,318,414	6,005,319		127,121,148		6,177,127
Number of reportable segments	1			1
Number of operating segments	1			1
Product revenue	$ 6,611,000	$ 2,300,000		$ 18,904,000		$ 11,413,000
Sales commission expense	300,000	0
Product Warranty, Description				The Company's general terms and conditions for its contracts do not contain a right of return that allows the customer to return products and receive a credit, however it has in practice permitted returns of its sensor kits in limited circumstances up to six months after purchase.
Deferred revenue			$ 500,000	$ 500,000
Contract assets			0	0		0
Restricted cash	1,300,000		1,300,000	1,300,000		1,600,000
Restricted cash, current	$ 276,000	276,000	276,000	276,000
Restricted cash, non-current			1,004,000	1,004,000		$ 1,281,000
Cash collateral			0	0
Borrowings outstanding			$ 0	$ 0
Impairment losses of long-lived assets					$ 0
Sale of stock issue price per share | $ / shares							$ 10.00
Recourse			50.00%	50.00%
Non-recourse			50.00%	50.00%
Product warranty, term	2 years
Contract assets	$ 0		$ 0	$ 0
Restricted cash, non-current	$ 1,004,000	$ 1,280,000	1,004,000	$ 1,004,000
Threshold period past due	90 days
Purchases [Member]
Accounting Policies [Line Items]
Concentration risk, percentage				15.00%		12.00%
Accounts Payable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage				23.00%		10.00%
Other Noncurrent Assets [Member]
Accounting Policies [Line Items]
Deferred costs			$ 3,400,000	$ 3,400,000		$ 0
Customer E [Member] | Revenue [Member]
Accounting Policies [Line Items]
Concentration risk, percentage				11.00%		22.00%
ASU 2014-09 [Member]
Accounting Policies [Line Items]
Change in Accounting Principle, Accounting Standards Update, Adopted [true false]			true	true
Change in Accounting Principle, Accounting Standards Update, Adoption Date			Jan. 01, 2019	Jan. 01, 2019
Change in Accounting Principle, Accounting Standards Update, Immaterial Effect [true false]			true	true
Measurement Input, Expected Dividend Payment [Member]
Accounting Policies [Line Items]
Expected dividend yield			0.00	0.00
Maximum [Member]
Accounting Policies [Line Items]
Contract cost, Amortization period			1 year	1 year
Deferred revenue						$ 100,000
Minimum [Member]
Accounting Policies [Line Items]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			1 year	1 year
Product [Member]
Accounting Policies [Line Items]
Product revenue				$ 16,886,000		9,804,000
Service [Member]
Accounting Policies [Line Items]
Product revenue				2,018,000		1,609,000
Sales and Marketing [Member]
Accounting Policies [Line Items]
Sales commission expense				$ 300,000		$ 0
IPO [Member]
Accounting Policies [Line Items]
Sale of stock issue price per share | $ / shares			$ 33.9474	$ 33.9474
IPO [Member] | Minimum [Member]
Accounting Policies [Line Items]
Gross cash proceeds from IPO				$ 75,000,000
Colonnade Acquisition Corp.
Accounting Policies [Line Items]
Federal depository insurance coverage			$ 250,000	$ 250,000
Sale of stock issue price per share | $ / shares								$ 10.00
Gross cash proceeds from IPO			$ 20,000,000
Class A Ordinary Shares [Member] | Colonnade Acquisition Corp.
Accounting Policies [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount | shares			16,000,000
Supplier Concentration Risk | One Supplier | Accounts Payable [Member]
Accounting Policies [Line Items]
Concentration risk, percentage		48.00%		23.00%
Supplier Concentration Risk | One Supplier | Purchase
Accounting Policies [Line Items]
Concentration risk, percentage	11.00%	17.00%
Transferred at Point in Time | Product [Member]
Accounting Policies [Line Items]
Product revenue	$ 6,600,000	$ 2,300,000